UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

  Registrant’s telephone number, including area code:      (713) 626-1919

  Date of fiscal year end:      12/31

  Date of reporting period:    06/30/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	June 30, 2019

Invesco European Small Company Fund
Nasdaq:
A: ESMAX ∎ C: ESMCX ∎ Y: ESMYX ∎ R6: ESMSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, December 31, 2018 to June 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.31%
Class C Shares	7.93
Class Y Shares	8.44
Class R6 Shares	8.52
MSCI Europe Index▼ (Broad Market Index)	15.80
MSCI Europe Small Cap Index▼ (Style-Specific Index)	15.30
Lipper European Funds Index∎ (Peer Group Index)	14.45

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI Europe Small Cap Index is an unmanaged index considered representative of small-cap European stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco European Small Company Fund

Average Annual Total Returns

As of 6/30/19, including maximum applicable sales charges

Class A Shares
Inception (8/31/00)	9.97%
10 Years	10.23
5 Years	2.28
1 Year	-10.54

Class C Shares
Inception (8/31/00)	9.88%
10 Years	10.02
5 Years	2.66
1 Year	-6.90

Class Y Shares
Inception (10/3/08)	9.64%
10 Years	11.12
5 Years	3.69
1 Year	-5.09

Class R6 Shares
10 Years	10.94%
5 Years	3.60
1 Year	-5.00

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 1.39%, 2.14%, 1.14% and 1.08%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 1.42% 2.17%, 1.17% and 1.11%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.

3 Invesco European Small Company Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

4 Invesco European Small Company Fund

Schedule of Investments

June 30, 2019

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.73%
Belgium–0.96%
Sioen Industries N.V.	173,800	$4,743,286

France–22.32%
Caisse Regionale de Credit Agricole Mutuel Brie Picardie-CCI	94,000	2,840,820

Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	46,988	7,150,756

Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	55,078	5,880,882

Caisse Regionale de Credit Agricole Mutuel Nord de France-CCI	365,844	10,171,190

Constructions Industrielles de la Mediterranee S.A.(a)	59,276	4,515,939

Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes-CCI	19,700	4,816,982

GEA	40,000	4,551,384

Gerard Perrier Industrie S.A.	169,171	9,744,072

HEXAOM(a)	132,990	5,527,254

Infotel S.A.	165,142	7,392,830

Kaufman & Broad S.A.	304,000	11,635,414

Linedata Services(b)	506,159	15,367,247

Manutan International	75,000	5,969,645

Metropole Television S.A.	192,790	3,655,802

Neurones	280,000	6,972,538

Total Gabon	24,424	3,791,084

		109,983,839

Georgia–2.13%
TBC Bank Group PLC	522,263	10,516,741

Germany–3.09%
CENIT AG	213,758	3,159,409

MorphoSys AG(a)	125,562	12,081,560

		15,240,969

Greece–2.15%
Karelia Tobacco Co., Inc. S.A.	9,265	2,928,795

Mytilineos Holdings S.A.	662,849	7,651,577

		10,580,372

Hungary–1.32%
Gedeon Richter PLC	353,842	6,519,302

Ireland–6.81%
CPL Resources PLC	1,141,792	8,569,753

Origin Enterprises PLC	3,497,056	20,347,925

Total Produce PLC	2,784,323	4,623,037

		33,540,715

Israel–3.96%
Hilan Ltd.	517,409	16,853,224

	Shares	Value

Israel–(continued)
MIND C.T.I. Ltd.(b)	1,200,000	$2,676,000

		19,529,224

Italy–3.34%
Danieli & C. Officine Meccaniche S.p.A., Savings Shares	719,568	9,049,649

Gruppo MutuiOnline S.p.A.	415,000	7,386,818

		16,436,467

Norway–4.32%
Bonheur ASA	531,206	10,835,608

Kongsberg Gruppen ASA	184,481	2,575,061

Wilh Wilhelmsen Holding ASA, Class A	474,539	7,898,971

		21,309,640

Poland–2.16%
Warsaw Stock Exchange	925,630	10,648,517

Portugal–0.37%
Conduril - Engenharia S.A.	46,308	1,842,989

Romania–10.62%
Banca Transilvania S.A.	16,895,448	9,739,845

Fondul Proprietatea S.A.	93,345,624	24,040,601

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	2,391,512	18,535,319

		52,315,765

Spain–1.15%
Construcciones y Auxiliar de Ferrocarriles S.A.	124,000	5,682,601

Switzerland–7.01%
Carlo Gavazzi Holding AG	18,625	5,160,104

Kardex AG	131,548	22,992,293

OC Oerlikon Corp. AG	521,945	6,374,065

		34,526,462

United Kingdom–21.02%
City of London Investment Group PLC	900,000	4,635,694

Clarkson PLC	188,808	6,036,032

DCC PLC	58,026	5,187,833

Diploma PLC	458,327	8,918,446

Eurocell PLC	1,809,000	4,827,836

IG Group Holdings PLC	642,684	4,768,257

JPJ Group PLC(a)	1,339,000	12,593,536

Jupiter Fund Management PLC	867,000	4,659,669

Lookers PLC	8,915,000	5,762,841

Renew Holdings PLC	1,981,000	10,440,663

SafeStyle UK PLC(a)(b)	5,375,000	4,465,712

Savills PLC	1,123,513	12,816,072

Staffline Group PLC(a)(b)	2,036,000	3,080,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5 Invesco European Small Company Fund

	Shares	Value

United Kingdom–(continued)
Staffline Group PLC, Rts.(a)	215,250	$51,391

Ultra Electronics Holdings PLC	499,583	10,491,332

XLMedia PLC	6,025,000	4,858,790

		103,594,385

Total Common Stocks & Other Equity Interests (Cost $413,905,397)		457,011,274

Money Market Funds–6.54%
Invesco Government & Agency Portfolio, Institutional Class, 2.26%(c)	11,286,003	11,286,003

	Shares	Value

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.40%(c)	8,060,774	$8,063,998

Invesco Treasury Portfolio, Institutional Class, 2.22%(c)	12,898,290	12,898,290

Total Money Market Funds (Cost $32,246,820)		32,248,291

TOTAL INVESTMENTS IN SECURITIES-99.27% (Cost $446,152,217)		489,259,565

OTHER ASSETS LESS LIABILITIES-0.73%		3,598,718

NET ASSETS-100.00%		$492,858,283

Investment Abbreviations:

Rts. - Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of June 30, 2019 was $25,589,240, which represented 5.19% of the Fund’s Net Assets. See Note 4.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2019

Industrials	31.73%
Financials	16.89
Consumer Discretionary	14.25
Information Technology	11.56
Consumer Staples	5.67
Energy	4.53
Health Care	3.77
Real Estate	2.60
Other Sectors, Each Less than 2% of Net Assets	1.73
Money Market Funds Plus Other Assets Less Liabilities	7.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6 Invesco European Small Company Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:

Investments in securities, at value (Cost $385,101,378)	$431,422,034

Investments in affiliates, at value (Cost $61,050,839)	57,837,531

Foreign currencies, at value (Cost $2,711,603)	2,709,708

Receivable for:
Fund shares sold	182,965

Investments sold	858,733

Dividends	3,074,609

Investment for trustee deferred compensation and retirement plans	89,868

Other assets	24,248

Total assets	496,199,696

Liabilities:

Payable for:
Investments purchased	1,492,190

Fund shares reacquired	1,390,888

Accrued fees to affiliates	200,796

Accrued trustees’ and officers’ fees and benefits	554

Accrued other operating expenses	157,829

Trustee deferred compensation and retirement plans	99,156

Total liabilities	3,341,413

Net assets applicable to shares outstanding	$492,858,283

Net assets consist of:

Shares of beneficial interest	$433,390,889

Distributable earnings	59,467,394

$492,858,283

Net Assets:

Class A	$131,548,244

Class C	$14,503,620

Class Y	$330,850,920

Class R6	$15,955,499

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	9,185,374

Class C	1,087,447

Class Y	22,995,691

Class R6	1,108,617

Class A:
Net asset value per share	$14.32

Maximum offering price per share (Net asset value of $14.32 ÷ 94.50%)	$15.15

Class C:
Net asset value and offering price per share	$13.34

Class Y:
Net asset value and offering price per share	$14.39

Class R6:
Net asset value and offering price per share	$14.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco European Small Company Fund

Statement of Operations

For the six months ended June 30, 2019

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,136,461)	$13,667,962

Dividends from affiliates	848,411

Total investment income	14,516,373

Expenses:
Advisory fees	2,517,186

Administrative services fees	38,681

Custodian fees	174,029

Distribution fees:
Class A	167,713

Class C	82,155

Transfer agent fees – A, C and Y	350,963

Transfer agent fees – R6	3,458

Trustees’ and officers’ fees and benefits	15,719

Registration and filing fees	38,986

Reports to shareholders	34,247

Professional services fees	36,193

Other	21,977

Total expenses	3,481,307

Less: Fees waived and/or expense offset arrangement(s)	(35,798)

Net expenses	3,445,509

Net investment income	11,070,864

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,214,993

Foreign currencies	(52,472)

3,162,521

Change in net unrealized appreciation of:
Investment securities	32,241,460

Foreign currencies	425

32,241,885

Net realized and unrealized gain	35,404,406

Net increase in net assets resulting from operations	$46,475,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco European Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2019 and the year ended December 31, 2018

(Unaudited)

	June 30, 2019	December 31, 2018

Operations:
Net investment income	$11,070,864	$15,211,010

Net realized gain	3,162,521	23,757,932

Change in net unrealized appreciation (depreciation)	32,241,885	(162,383,980)

Net increase (decrease) in net assets resulting from operations	46,475,270	(123,415,038)

Distributions to shareholders from distributable earnings:
Class A	–	(7,742,166)

Class C	–	(1,241,508)

Class Y	–	(27,373,839)

Class R6	–	(1,161,131)

Total distributions from distributable earnings	–	(37,518,644)

Share transactions–net:
Class A	(6,934,195)	(25,256,609)

Class B	–	(472,760)

Class C	(9,766,289)	(5,632,828)

Class Y	(112,069,564)	(81,969,083)

Class R6	(3,786,044)	23,811,202

Net increase (decrease) in net assets resulting from share transactions	(132,556,092)	(89,520,078)

Net increase (decrease) in net assets	(86,080,822)	(250,453,760)

Net assets:
Beginning of period	578,939,105	829,392,865

End of period	$492,858,283	$578,939,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco European Small Company Fund

Financial Highlights

June 30, 2019

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/19	$13.23	$0.27	(d)	$0.82	$1.09	$–	$–	$–	$14.32	8.24%	$131,548	1.42	%(e)	1.43	%(e)	3.88	%(d)(e)	1%
Year ended 12/31/18	16.58	0.28		(2.80)	(2.52)	(0.29)	(0.54)	(0.83)	13.23	(15.21)	127,904	1.35		1.38		1.73		11
Year ended 12/31/17	13.35	0.29	(d)	3.47	3.76	(0.27)	(0.26)	(0.53)	16.58	28.29	186,233	1.40		1.42		1.85	(d)	10
Year ended 12/31/16	12.55	0.23		0.85	1.08	(0.28)	–	(0.28)	13.35	8.61	184,024	1.40		1.42		1.80		11
Year ended 12/31/15	12.36	0.14		0.73	0.87	(0.19)	(0.49)	(0.68)	12.55	7.01	205,621	1.44		1.46		1.12		19
Year ended 12/31/14	14.85	0.26	(d)	(1.31)	(1.05)	(0.28)	(1.16)	(1.44)	12.36	(7.02)	173,809	1.39		1.41		1.72	(d)	14
Class C
Six months ended 06/30/19	12.36	0.20	(d)	0.78	0.98	–	–	–	13.34	7.93	14,504	2.17	(e)	2.18	(e)	3.13	(d)(e)	1
Year ended 12/31/18	15.52	0.15		(2.61)	(2.46)	(0.16)	(0.54)	(0.70)	12.36	(15.89)	22,684	2.10		2.13		0.98		11
Year ended 12/31/17	12.53	0.16	(d)	3.25	3.41	(0.16)	(0.26)	(0.42)	15.52	27.27	34,366	2.15		2.17		1.10	(d)	10
Year ended 12/31/16	11.78	0.13		0.79	0.92	(0.17)	–	(0.17)	12.53	7.87	30,709	2.15		2.17		1.05		11
Year ended 12/31/15	11.66	0.04		0.69	0.73	(0.12)	(0.49)	(0.61)	11.78	6.24	36,613	2.19		2.21		0.37		19
Year ended 12/31/14	14.07	0.14	(d)	(1.24)	(1.10)	(0.15)	(1.16)	(1.31)	11.66	(7.78)	34,195	2.14		2.16		0.97	(d)	14
Class Y
Six months ended 06/30/19	13.27	0.30	(d)	0.82	1.12	–	–	–	14.39	8.44	330,851	1.17	(e)	1.18	(e)	4.13	(d)(e)	1
Year ended 12/31/18	16.64	0.32		(2.81)	(2.49)	(0.34)	(0.54)	(0.88)	13.27	(15.01)	410,107	1.10		1.13		1.98		11
Year ended 12/31/17	13.41	0.34	(d)	3.46	3.80	(0.31)	(0.26)	(0.57)	16.64	28.48	608,335	1.15		1.17		2.10	(d)	10
Year ended 12/31/16	12.60	0.27		0.85	1.12	(0.31)	–	(0.31)	13.41	8.95	265,250	1.15		1.17		2.05		11
Year ended 12/31/15	12.39	0.18		0.73	0.91	(0.21)	(0.49)	(0.70)	12.60	7.33	257,177	1.19		1.21		1.37		19
Year ended 12/31/14	14.90	0.30	(d)	(1.32)	(1.02)	(0.33)	(1.16)	(1.49)	12.39	(6.81)	140,910	1.14		1.16		1.97	(d)	14
Class R6
Six months ended 06/30/19	13.27	0.30	(d)	0.82	1.12	–	–	–	14.39	8.44	15,955	1.08	(e)	1.09	(e)	4.22	(d)(e)	1
Year ended 12/31/18	16.64	0.33		(2.81)	(2.48)	(0.35)	(0.54)	(0.89)	13.27	(14.93)	18,243	1.04		1.07		2.04		11
Year ended 12/31/17(f)	14.67	0.27	(d)	2.28	2.55	(0.32)	(0.26)	(0.58)	16.64	17.49	11	1.08	(g)	1.10	(g)	2.17	(d)(g)	10

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the six months ended June 30, 2019. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.18 and 3.22%, $0.11 and 2.47%, $0.21 and 3.47% and $0.21 and 3.56% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.24 and 1.51%, $0.11 and 0.76%, $0.29 and 1.76% and $0.22 and 1.83% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2014. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.18 and 1.23%, $0.07 and 0.48% and $0.22 and 1.48% for Class A, Class C and Class Y shares, respectively.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $135,282, $16,567, $382,840 and $17,695 for Class A, Class C, Class Y and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco European Small Company Fund

Notes to Financial Statements

June 30, 2019

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

As of the open of business on November 30, 2015, the Fund has closed public sales of its shares to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

11 Invesco European Small Company Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

12 Invesco European Small Company Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended June 30, 2019, the effective advisory fees incurred by the Fund was 0.92%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2019, the Adviser waived advisory fees of $33,973.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

13 Invesco European Small Company Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2019, IDI advised the Fund that IDI retained $2,164 in front-end sales commissions from the sale of Class A shares and $1,162 and $421 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Belgium	$–	$4,743,286	$–	$4,743,286

France	–	109,983,839	–	109,983,839

Georgia	–	10,516,741	–	10,516,741

Germany	–	15,240,969	–	15,240,969

Greece	2,928,795	7,651,577	–	10,580,372

Hungary	–	6,519,302	–	6,519,302

Ireland	–	33,540,715	–	33,540,715

Israel	2,676,000	16,853,224	–	19,529,224

Italy	–	16,436,467	–	16,436,467

Norway	–	21,309,640	–	21,309,640

Poland	–	10,648,517	–	10,648,517

Portugal	1,842,989	–	–	1,842,989

Romania	–	52,315,765	–	52,315,765

Spain	–	5,682,601	–	5,682,601

Switzerland	–	34,526,462	–	34,526,462

United Kingdom	51,391	103,542,994	–	103,594,385

Money Market Funds	32,248,291	–	–	32,248,291

Total Investments	$39,747,466	$449,512,099	$–	$489,259,565

14 Invesco European Small Company Fund

NOTE 4—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended June 30, 2019.

	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 06/30/19	Dividend Income

SafeStyle UK PLC	$5,819,279	$–	$–	$(1,353,567)	$–	$4,465,712	$–

Linedata Services	18,267,842	–	–	(2,900,595)	–	15,367,247	–

MIND C.T.I. Ltd.	2,736,000	–	–	(60,000)	–	2,676,000	249,600

NAHL Group PLC	3,169,771	–	(2,626,280)	6,039,489	(6,582,980)	–	–

Mondo TV S.p.A.	2,633,448	–	(2,839,410)	6,144,316	(5,938,354)	–	–

Staffline Group PLC(a)	13,308,137	1,489,019	–	(11,716,875)	–	3,080,281	–

Total	$45,934,477	$1,489,019	$(5,465,690)	$(3,847,232)	$(12,521,334)	$25,589,240	$249,600

(a)	As of December 31, 2018, this security was not considered as an affiliate of the Fund.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,825.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2018.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2019 was $3,443,298 and $102,232,923, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

15 Invesco European Small Company Fund

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$96,220,704

Aggregate unrealized (depreciation) of investments	(54,089,412)

Net unrealized appreciation of investments	$42,131,292

Cost of investments for tax purposes is $447,128,273.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended June 30, 2019(a)		Year ended December 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Class A	130,461	$1,840,315	1,022,588	$16,740,315

Class B(b)	–	–	150	2,338

Class C	10,606	137,616	94,841	1,459,222

Class Y	1,890,795	26,651,630	11,761,713	192,661,568

Class R6	82,655	1,166,528	1,722,614	29,538,742

Issued as reinvestment of dividends:
Class A	–	–	541,803	7,184,313

Class C	–	–	94,802	1,175,541

Class Y	–	–	1,676,439	22,296,635

Class R6	–	–	85,239	1,133,683

Conversion of Class B shares to Class A shares:(c)
Class A	–	–	26,182	458,973

Class B	–	–	(28,037)	(458,973)

Automatic conversion of Class C shares to Class A shares:
Class A	552,925	7,720,805	–	–

Class C	(591,965)	(7,720,805)	–	–

Reacquired:
Class A	(1,168,886)	(16,495,315)	(3,155,360)	(49,640,210)

Class B(b)	–	–	(1,000)	(16,125)

Class C	(166,264)	(2,183,100)	(569,478)	(8,267,591)

Class Y	(9,798,991)	(138,721,194)	(19,091,795)	(296,927,286)

Class R6	(348,957)	(4,952,572)	(433,617)	(6,861,223)

Net increase (decrease) in share activity	(9,407,621)	$(132,556,092)	(6,252,916)	$(89,520,078)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

16 Invesco European Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,083.10	$7.33	$1,017.75	$7.10	1.42%
Class C	1,000.00	1,079.30	11.19	1,014.03	10.84	2.17
Class Y	1,000.00	1,084.40	6.05	1,018.99	5.86	1.17
Class R6	1,000.00	1,085.20	5.58	1,019.44	5.41	1.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2019 through June 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17 Invesco European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco European Small Company Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper European Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

18                         Invesco European Small Company Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fifth quintile of its expense group and that the Fund’s contractual management fees were in the fourth quintile of its expense group. The Board discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19                         Invesco European Small Company Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	Invesco Distributors, Inc.	ESC-SAR-1

Semiannual Report to Shareholders	June 30, 2019

Invesco Global Core Equity Fund

Nasdaq:
A: AWSAX ∎ C: AWSCX ∎ R: AWSRX ∎ Y: AWSYX ∎ R5: AWSIX ∎ R6: AWSSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, December 31, 2018 to June 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.00%
Class C Shares	14.71
Class R Shares	14.94
Class Y Shares	15.18
Class R5 Shares	15.19
Class R6 Shares	15.19
MSCI World Index▼ (Broad Market/Style-Specific Index)	16.98
Lipper Global Large-Cap Core Funds Index∎ (Peer Group Index)	18.14

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Global Core Equity Fund

Average Annual Total Returns

As of 6/30/19, including maximum applicable sales charges

Class A Shares
Inception (12/29/00)	4.86%
10 Years	6.60
5 Years	2.60
1 Year	-4.77

Class C Shares
Inception (12/29/00)	4.79%
10 Years	6.40
5 Years	3.02
1 Year	-0.85

Class R Shares
10 Years	6.94%
5 Years	3.52
1 Year	0.55

Class Y Shares
Inception (10/3/08)	6.04%
10 Years	7.46
5 Years	4.03
1 Year	0.97

Class R5 Shares
Inception (10/25/05)	4.53%
10 Years	7.59
5 Years	4.09
1 Year	1.04

Class R6 Shares
10 Years	7.27%
5 Years	3.89
1 Year	1.10

Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.22%, 1.97%, 1.47%, 0.97%, 0.97% and 0.91%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.29%, 2.04%, 1.54%, 1.04%, 0.97% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2020. See current prospectus for more information.

3 Invesco Global Core Equity Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

4 Invesco Global Core Equity Fund

Schedule of Investments

June 30, 2019

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.08%

Australia–1.29%
Rio Tinto plc	159,201	$9,821,908

Brazil–1.39%
Pagseguro Digital Ltd., Class A(a)	271,475	10,579,381

China–0.85%
Baidu, Inc., ADR(a)	54,938	6,447,524

Denmark–1.59%
AP Moller - Maersk A/S, Class B	5,786	7,180,478

Drilling Co. of 1972 A/S (The)(a)	11,572	900,377

Novo Nordisk A/S, Class B	77,665	3,961,674

		12,042,529

Germany–6.26%
Infineon Technologies AG	271,547	4,798,799

KION Group AG	175,350	11,054,210

SAP S.E.	67,322	9,254,155

Siemens AG	188,438	22,398,622

		47,505,786

Hong Kong–2.55%
AIA Group Ltd.	1,792,400	19,376,997

India–1.59%
Housing Development Finance Corp. Ltd.	238,032	7,559,160

InterGlobe Aviation Ltd., REGS(b)	198,176	4,470,858

		12,030,018

Ireland–0.93%
James Hardie Industries PLC	538,059	7,077,939

Italy–5.56%
Banca Mediolanum S.p.A.	1,113,063	8,195,175

Enel S.p.A.	3,362,334	23,493,437

Prysmian S.p.A.	510,869	10,543,502

		42,232,114

Japan–13.34%
Asahi Group Holdings, Ltd.	412,600	18,593,093

FANUC Corp.	21,800	4,046,824

Hitachi, Ltd.	440,600	16,192,923

KDDI Corp.	462,800	11,790,557

Komatsu Ltd.	561,101	13,597,252

Nissan Chemical Corp.	60,700	2,740,913

Shimano, Inc.	69,900	10,386,206

SoftBank Group Corp.	495,600	23,882,337

		101,230,105

	Shares	Value

Netherlands–2.61%
Heineken N.V.	95,873	$10,701,356

ING Groep N.V.	788,434	9,142,640

		19,843,996

Singapore–1.43%
DBS Group Holdings Ltd.	563,300	10,813,447

South Korea–0.59%
Samsung Electronics Co., Ltd.	109,385	4,459,843

Sweden–1.34%
Svenska Handelsbanken AB, Class A	1,024,368	10,141,379

Switzerland–1.92%
Glencore PLC(a)	1,986,248	6,911,601

UBS Group AG(a)	643,018	7,641,976

		14,553,577

Taiwan–0.87%
Taiwan Semiconductor Manufacturing Co., Ltd.	870,000	6,636,823

United Kingdom–10.06%
Imperial Brands PLC	485,499	11,399,640

Just Eat PLC(a)	1,081,862	8,590,998

Nomad Foods Ltd.(a)	737,575	15,754,602

Reckitt Benckiser Group PLC	43,943	3,472,698

Royal Dutch Shell PLC, Class A, ADR	347,449	22,608,507

St. James’s Place PLC	1,042,465	14,564,057

		76,390,502

United States–45.91%
Activision Blizzard, Inc.	114,842	5,420,542

Allergan PLC	29,587	4,953,751

Alphabet, Inc., Class C(a)	19,935	21,547,941

American Express Co.	172,943	21,348,084

Aptiv PLC	115,871	9,365,853

Biogen, Inc.(a)	33,387	7,808,218

BioMarin Pharmaceutical, Inc.(a)	87,907	7,529,235

Booking Holdings, Inc.(a)	4,777	8,955,490

Carnival Corp.	257,870	12,003,848

Chevron Corp.	184,961	23,016,547

Comcast Corp., Class A	400,341	16,926,417

Concho Resources, Inc.	114,619	11,826,388

Delta Air Lines, Inc.	266,912	15,147,256

EPAM Systems, Inc.(a)	68,248	11,813,729

Facebook, Inc., Class A(a)	53,375	10,301,375

FedEx Corp.	56,322	9,247,509

First Republic Bank	180,054	17,582,273

Globus Medical, Inc., Class A(a)	92,322	3,905,221

HCA Healthcare, Inc.	59,073	7,984,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5 Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)
Marsh & McLennan Cos., Inc.	99,172	$9,892,407

Mastercard, Inc., Class A	30,650	8,107,844

Moody’s Corp.	49,796	9,725,657

NIKE, Inc., Class B	108,088	9,073,988

PepsiCo, Inc.	116,299	15,250,288

Progressive Corp. (The)	86,978	6,952,152

salesforce.com, inc.(a)	23,942	3,632,720

Texas Instruments, Inc.	33,870	3,886,921

U.S. Bancorp	197,090	10,327,516

United Technologies Corp.	88,434	11,514,107

Verizon Communications, Inc.	268,473	15,337,862

Wynn Resorts, Ltd.	90,503	11,221,467

	Shares	Value

United States–(continued)
Zimmer Biomet Holdings, Inc.	58,991	$6,945,600

		348,553,103

Total Common Stocks & Other Equity Interests (Cost $668,784,271)		759,736,971

Options Purchased – 0.01%
(Cost $108,529)(c)		93,975

TOTAL INVESTMENTS IN SECURITIES–100.09% (Cost $668,892,800)		759,830,946

OTHER ASSETS LESS LIABILITIES–(0.09)%		(691,194)

NET ASSETS–100.00%		$759,139,752

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2019 represented less than 1% of the Fund’s Net Assets.

(c)	The table below details options purchased. See Note 1L.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk

S&P 500 Index	Put	09/20/2019	21	$2,850	$59,850	$93,975

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts
				Unrealized
Settlement		Contract to		Appreciation
Date	Counterparty	Deliver	Receive	(Depreciation)

Currency Risk
08/15/2019	JPMorgan Chase Bank N.A.	JPY 2,400,000,000	USD 22,149,805	$(183,709)

Abbreviations:

JPY	– Japanese Yen
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6 Invesco Global Core Equity Fund

Portfolio Composition

By sector, based on Total Investments

as of June 30, 2019

Financials	21.48%
Communication Services	14.70
Industrials	14.38
Information Technology	10.44
Consumer Staples	9.90
Consumer Discretionary	9.16
Energy	7.69
Health Care	5.66
Materials	3.49
Utilities	3.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:

Investments in securities, at value (Cost $668,892,800)	$759,830,946

Foreign currencies, at value (Cost $1,193,716)	1,196,825

Receivable for:
Fund expenses absorbed	33,662

Fund shares sold	54,671

Dividends	1,059,153

Investments sold	3,548,071

Investment for trustee deferred compensation and retirement plans	220,101

Other assets	40,249

Total assets	765,983,678

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	183,709

Payable for:
Investments purchased	1,565,595

Fund shares reacquired	472,468

Amount due custodian	3,354,516

Accrued foreign taxes	422,663

Accrued fees to affiliates	430,351

Accrued trustees’ and officers’ fees and benefits	610

Accrued other operating expenses	130,338

Trustee deferred compensation and retirement plans	283,676

Total liabilities	6,843,926

Net assets applicable to shares outstanding	$759,139,752

Net assets consist of:

Shares of beneficial interest	$665,680,169

Distributable earnings	93,459,583

$759,139,752

Net Assets:
Class A	$697,272,472

Class C	$18,221,394

Class R	$1,728,668

Class Y	$34,258,052

Class R5	$579,875

Class R6	$7,079,291

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	47,638,525

Class C	1,313,174

Class R	118,215

Class Y	2,339,715

Class R5	39,027

Class R6	476,375

Class A:
Net asset value per share	$14.64

Maximum offering price per share (Net asset value of $14.64 ÷ 94.50%)	$15.49

Class C:
Net asset value and offering price per share	$13.88

Class R:
Net asset value and offering price per share	$14.62

Class Y:
Net asset value and offering price per share	$14.64

Class R5:
Net asset value and offering price per share	$14.86

Class R6:
Net asset value and offering price per share	$14.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Global Core Equity Fund

Statement of Operations

For the six months ended June 30, 2019

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $813,066)	$12,017,611

Dividends from affiliated money market funds (includes securities lending income of $1,868)	40,726

Total investment income	12,058,337

Expenses:
Advisory fees	2,941,143

Administrative services fees	53,259

Custodian fees	26,822

Distribution fees:
Class A	856,811

Class C	125,288

Class R	4,079

Transfer agent fees – A, C, R and Y	690,297

Transfer agent fees – R5	291

Transfer agent fees – R6	1,677

Trustees’ and officers’ fees and benefits	17,914

Registration and filing fees	47,839

Reports to shareholders	47,864

Professional services fees	58,546

Other	25,000

Total expenses	4,896,830

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(260,788)

Net expenses	4,636,042

Net investment income	7,422,295

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $14,669)	108,644

Foreign currencies	(11,271)

Forward foreign currency contracts	(431,999)

(334,626)

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $365,772)	96,756,726

Foreign currencies	(269)

Forward foreign currency contracts	380,767

97,137,224

Net realized and unrealized gain	96,802,598

Net increase in net assets resulting from operations	$104,224,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2019 and the year ended December 31, 2018

(Unaudited)

	June 30, 2019	December 31, 2018

Operations:
Net investment income	$7,422,295	$8,062,076

Net realized gain (loss)	(334,626)	27,624,987

Change in net unrealized appreciation (depreciation)	97,137,224	(163,765,200)

Net increase (decrease) in net assets resulting from operations	104,224,893	(128,078,137)

Distributions to shareholders from distributable earnings:
Class A	–	(48,813,857)

Class C	–	(4,312,991)

Class R	–	(110,921)

Class Y	–	(2,795,087)

Class R5	–	(30,557)

Class R6	–	(558,441)

Total distributions from distributable earnings	–	(56,621,854)

Share transactions–net:
Class A	(1,156,052)	(33,354,620)

Class B	–	(10,193,666)

Class C	(44,346,533)	(9,227,704)

Class R	47,607	146,143

Class Y	(2,966,134)	(8,629,000)

Class R5	(34,072)	217,265

Class R6	(696,542)	9,031,211

Net increase (decrease) in net assets resulting from share transactions	(49,151,726)	(52,010,371)

Net increase (decrease) in net assets	55,073,167	(236,710,362)

Net assets:
Beginning of period	704,066,585	940,776,947

End of period	$759,139,752	$704,066,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Global Core Equity Fund

Financial Highlights

June 30, 2019

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/19	$12.73	$0.14	$1.77	$1.91	$–	$–	$–	$14.64	15.00%	$697,272	1.22	%(d)	1.29	%(d)	1.98	%(d)	9%
Year ended 12/31/18	16.20	0.15	(2.53)	(2.38)	(0.17)	(0.92)	(1.09)	12.73	(14.90)	605,748	1.22		1.29		0.97		30
Year ended 12/31/17	13.89	0.12	3.04	3.16	(0.15)	(0.70)	(0.85)	16.20	22.83	798,219	1.22		1.34		0.80		64
Year ended 12/31/16	13.19	0.13	0.76	0.89	(0.14)	(0.05)	(0.19)	13.89	6.70	749,810	1.30		1.30		0.95	(e)	39
Year ended 12/31/15	13.65	0.10	(0.40)	(0.30)	(0.09)	(0.07)	(0.16)	13.19	(2.16)	818,600	1.32		1.32		0.70		66
Year ended 12/31/14	15.36	0.16	(0.14)	0.02	(0.17)	(1.56)	(1.73)	13.65	0.38	934,893	1.29		1.29		1.03		122
Class C
Six months ended 06/30/19	12.10	0.08	1.70	1.78	–	–	–	13.88	14.71	18,221	1.97	(d)	2.04	(d)	1.23	(d)	9
Year ended 12/31/18	15.44	0.03	(2.40)	(2.37)	(0.05)	(0.92)	(0.97)	12.10	(15.58)	57,163	1.97		2.04		0.22		30
Year ended 12/31/17	13.26	0.01	2.90	2.91	(0.03)	(0.70)	(0.73)	15.44	21.97	81,668	1.97		2.09		0.05		64
Year ended 12/31/16	12.60	0.03	0.71	0.74	(0.03)	(0.05)	(0.08)	13.26	5.87	83,864	2.05		2.05		0.20	(e)	39
Year ended 12/31/15	13.07	(0.01)	(0.38)	(0.39)	(0.01)	(0.07)	(0.08)	12.60	(2.95)	94,854	2.07		2.07		(0.05)		66
Year ended 12/31/14	14.76	0.04	(0.13)	(0.09)	(0.04)	(1.56)	(1.60)	13.07	(0.33)	111,552	2.04		2.04		0.28		122
Class R
Six months ended 06/30/19	12.72	0.12	1.78	1.90	–	–	–	14.62	14.94	1,729	1.47	(d)	1.54	(d)	1.73	(d)	9
Year ended 12/31/18	16.19	0.11	(2.53)	(2.42)	(0.13)	(0.92)	(1.05)	12.72	(15.16)	1,464	1.47		1.54		0.72		30
Year ended 12/31/17	13.88	0.09	3.03	3.12	(0.11)	(0.70)	(0.81)	16.19	22.54	1,689	1.47		1.59		0.55		64
Year ended 12/31/16	13.18	0.09	0.76	0.85	(0.10)	(0.05)	(0.15)	13.88	6.45	1,054	1.55		1.55		0.70	(e)	39
Year ended 12/31/15	13.65	0.06	(0.39)	(0.33)	(0.07)	(0.07)	(0.14)	13.18	(2.43)	1,035	1.57		1.57		0.45		66
Year ended 12/31/14	15.35	0.12	(0.13)	(0.01)	(0.13)	(1.56)	(1.69)	13.65	0.17	807	1.54		1.54		0.78		122
Class Y
Six months ended 06/30/19	12.71	0.16	1.77	1.93	–	–	–	14.64	15.18	34,258	0.97	(d)	1.04	(d)	2.23	(d)	9
Year ended 12/31/18	16.19	0.19	(2.54)	(2.35)	(0.21)	(0.92)	(1.13)	12.71	(14.72)	32,382	0.97		1.04		1.22		30
Year ended 12/31/17	13.88	0.16	3.04	3.20	(0.19)	(0.70)	(0.89)	16.19	23.14	49,238	0.97		1.09		1.05		64
Year ended 12/31/16	13.18	0.16	0.76	0.92	(0.17)	(0.05)	(0.22)	13.88	6.98	25,996	1.05		1.05		1.20	(e)	39
Year ended 12/31/15	13.64	0.13	(0.40)	(0.27)	(0.12)	(0.07)	(0.19)	13.18	(1.94)	18,405	1.07		1.07		0.95		66
Year ended 12/31/14	15.35	0.20	(0.14)	0.06	(0.21)	(1.56)	(1.77)	13.64	0.65	21,136	1.04		1.04		1.28		122
Class R5
Six months ended 06/30/19	12.90	0.17	1.79	1.96	–	–	–	14.86	15.19	580	0.95	(d)	0.95	(d)	2.25	(d)	9
Year ended 12/31/18	16.41	0.20	(2.58)	(2.38)	(0.21)	(0.92)	(1.13)	12.90	(14.70)	533	0.97		0.97		1.22		30
Year ended 12/31/17	14.06	0.16	3.08	3.24	(0.19)	(0.70)	(0.89)	16.41	23.14	416	0.97		0.99		1.05		64
Year ended 12/31/16	13.35	0.18	0.77	0.95	(0.19)	(0.05)	(0.24)	14.06	7.07	401	0.94		0.94		1.31	(e)	39
Year ended 12/31/15	13.81	0.15	(0.40)	(0.25)	(0.14)	(0.07)	(0.21)	13.35	(1.80)	191	0.95		0.95		1.07		66
Year ended 12/31/14	15.52	0.22	(0.14)	0.08	(0.23)	(1.56)	(1.79)	13.81	0.76	362	0.94		0.94		1.38		122
Class R6
Six months ended 06/30/19	12.90	0.17	1.79	1.96	–	–	–	14.86	15.19	7,079	0.90	(d)	0.90	(d)	2.30	(d)	9
Year ended 12/31/18	16.41	0.20	(2.57)	(2.37)	(0.22)	(0.92)	(1.14)	12.90	(14.64)	6,776	0.91		0.91		1.28		30
Year ended 12/31/17(f)	14.89	0.12	2.29	2.41	(0.19)	(0.70)	(0.89)	16.41	16.27	11	0.97	(g)	1.01	(g)	1.05	(g)	64

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $691,129, $25,265, $1,645, $34,884, $588 and $7,151 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Amount includes the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 0.84%, 0.09%, 0.59%, 1.09% and 1.20% for Class A, Class C, Class R, Class Y and Class R5 shares, respectively.

(f)	Commencement date of April 4, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Global Core Equity Fund

Notes to Financial Statements

June 30, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

12 Invesco Global Core Equity Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the

13 Invesco Global Core Equity Fund

borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

14 Invesco Global Core Equity Fund

For the six months ended June 30, 2019, the effective advisory fees incurred by the Fund was 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 1.47%, 0.97%, 0.97% and 0.97%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2019, the Adviser waived advisory fees of $2,619 and reimbursed class level expenses of $231,307, $8,456, $550 and $11,675, of Class A, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2019, IDI advised the Fund that IDI retained $10,775 in front-end sales commissions from the sale of Class A shares and $204 and $515 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15 Invesco Global Core Equity Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$9,821,908	$–	$9,821,908

Brazil	10,579,381	–	–	10,579,381

China	6,447,524	–	–	6,447,524

Denmark	900,377	11,142,152	–	12,042,529

Germany	–	47,505,786	–	47,505,786

Hong Kong	–	19,376,997	–	19,376,997

India	–	12,030,018	–	12,030,018

Ireland	–	7,077,939	–	7,077,939

Italy	–	42,232,114	–	42,232,114

Japan	–	101,230,105	–	101,230,105

Netherlands	–	19,843,996	–	19,843,996

Singapore	–	10,813,447	–	10,813,447

South Korea	–	4,459,843	–	4,459,843

Sweden	–	10,141,379	–	10,141,379

Switzerland	–	14,553,577	–	14,553,577

Taiwan	–	6,636,823	–	6,636,823

United Kingdom	38,363,109	38,027,393	–	76,390,502

United States	348,553,103	–	–	348,553,103

Options Purchased	93,975	–	–	93,975

Total Investments in Securities	404,937,469	354,893,477	–	759,830,946

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(183,709)	–	(183,709)

Total Investments	$404,937,469	$354,709,768	$–	$759,647,237

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2019:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total

Options purchased, at value – Exchange-Traded(a)	$-	$93,975	$93,975

Derivatives not subject to master netting agreements	-	(93,975)	(93,975)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total

Unrealized depreciation on forward foreign currency contracts outstanding	$(183,709)	$-	$(183,709)

Derivatives not subject to master netting agreements	-	-	-

Total Derivative Liabilities subject to master netting agreements	$(183,709)	$-	$(183,709)

(a)	Options purchased, at value as reported in the Schedule of Investments.

16 Invesco Global Core Equity Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2019.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

JPMorgan Chase Bank N.A.	$–	$(183,709)	$(183,709)	$–	$–	$(183,709)

Effect of Derivative Investments for the six months ended June 30, 2019

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(431,999)	$-	$(431,999)

Options purchased(a)	-	(1,030,904)	(1,030,904)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	380,767	-	380,767

Options purchased(a)	-	(41,936)	(41,936)

Total	$(51,232)	$(1,072,840)	$(1,124,072)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Index Options Purchased

Average notional value	$21,936,739	$9,646,500

Average Contracts	–	37

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,181.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss

17 Invesco Global Core Equity Fund

carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2018.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2019 was $64,146,017 and $104,847,938, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$135,072,973

Aggregate unrealized (depreciation) of investments	(44,407,077)

Net unrealized appreciation of investments	$ 90,665,896

Cost of investments for tax purposes is $668,981,341.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended June 30, 2019(a)		Year ended December 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Class A	289,101	$4,096,295	1,149,223	$17,999,481

Class B(b)	–	–	73	1,209

Class C	44,337	595,280	203,827	2,966,793

Class R	9,061	130,360	21,177	333,253

Class Y	253,548	3,589,594	659,538	10,541,494

Class R5	2,260	32,741	27,865	389,843

Class R6	56,107	803,645	667,786	11,416,522

Issued as reinvestment of dividends:
Class A	–	–	3,391,401	44,563,015

Class C	–	–	311,394	3,892,426

Class R	–	–	8,410	110,504

Class Y	–	–	172,557	2,265,681

Class R5	–	–	2,003	26,678

Class R6	–	–	39,572	527,095

Conversion of Class B shares to Class A shares:(c)
Class A	–	–	530,251	9,194,555

Class B	–	–	(557,930)	(9,194,555)

Automatic conversion of Class C shares to Class A shares:
Class A	3,102,993	42,427,836	-	-

Class C	(3,265,760)	(42,427,836)	-	-

18 Invesco Global Core Equity Fund

	Summary of Share Activity
	Six months ended June 30, 2019(a)		Year ended December 31, 2018
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(3,354,605)	$(47,680,183)	(6,745,174)	$(105,111,671)

Class B(b)	–	–	(61,362)	(1,000,320)

Class C	(189,070)	(2,513,977)	(1,081,471)	(16,086,923)

Class R	(5,912)	(82,753)	(18,810)	(297,614)

Class Y	(460,740)	(6,555,728)	(1,325,723)	(21,436,175)

Class R5	(4,556)	(66,813)	(13,882)	(199,256)

Class R6	(105,042)	(1,500,187)	(182,721)	(2,912,406)

Net increase (decrease) in share activity	(3,628,278)	$(49,151,726)	(2,801,996)	$(52,010,371)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

19 Invesco Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,150.00	$ 6.50	$1,018.74	$6.11	1.22%
Class C	1,000.00	1,147.10	10.49	1,015.03	9.84	1.97
Class R	1,000.00	1,149.40	7.83	1,017.50	7.35	1.47
Class Y	1,000.00	1,151.80	5.18	1,019.98	4.86	0.97
Class R5	1,000.00	1,151.90	5.07	1,020.08	4.76	0.95
Class R6	1,000.00	1,151.90	4.80	1,020.33	4.51	0.90

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2019 through June 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20 Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Global Large-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s underweight and overweight exposure to and stock selection in certain sectors and regions negatively impacted performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual

21                         Invesco Global Core Equity Fund

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22                         Invesco Global Core Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	Invesco Distributors, Inc.	GCE-SAR-1

Semiannual Report to Shareholders	June 30, 2019

Invesco International Small Company Fund

Nasdaq:
A: IEGAX ∎ C: IEGCX ∎ Y: IEGYX ∎ R5: IEGIX ∎ R6: IEGFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |   MAY LOSE VALUE  |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, December 31, 2018 to June 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.85%
Class C Shares	8.40
Class Y Shares	8.97
Class R5 Shares	9.06
Class R6 Shares	9.07
MSCI All Country World ex-USA Small Cap Index▼ (Broad Market/Style-Specific Index)	11.60
Lipper International Small/Mid-Cap Core Funds Index∎ (Peer Group Index)	10.48

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World ex-USA Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Lipper International Small/Mid-Cap Core Funds Index is an unmanaged index considered representative of international small/mid-cap core funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco International Small Company Fund

Average Annual Total Returns

As of 6/30/19, including maximum applicable sales charges

Class A Shares
Inception (8/31/00)	8.13%
10 Years	7.33
5 Years	-0.58
1 Year	-12.87

Class C Shares
Inception (8/31/00)	8.04%
10 Years	7.13
5 Years	-0.19
1 Year	-9.36

Class Y Shares
Inception (10/3/08)	7.82%
10 Years	8.21
5 Years	0.82
1 Year	-7.54

Class R5 Shares
Inception (10/25/05)	7.06%
10 Years	8.34
5 Years	0.92
1 Year	-7.45

Class R6 Shares
10 Years	8.25%
5 Years	0.99
1 Year	-7.37

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.57%, 2.32%, 1.32%, 1.23% and 1.16%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.58%, 2.33%, 1.33%, 1.24% and 1.17%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2021. See current prospectus for more information.

3 Invesco International Small Company Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

4 Invesco International Small Company Fund

Schedule of Investments

June 30, 2019

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–84.72%
Brazil–5.80%
Fleury S.A.	1,079,100	$5,999,762

TOTVS S.A.(a)	192,300	2,201,964

Wilson Sons Ltd., BDR	922,700	8,410,135

		16,611,861

Canada–8.87%
Calian Group Ltd.	367,000	9,458,403

E-L Financial Corp. Ltd.	9,400	5,347,638

Total Energy Services, Inc.	722,190	4,555,221

TransGlobe Energy Corp.	2,995,269	4,185,669

Trican Well Service Ltd.(a)	2,041,808	1,824,226

		25,371,157

Denmark–1.19%
TCM Group A/S, REGS(b)	185,000	3,397,107

Egypt–2.20%
Eastern Co., S.A.E.	6,809,400	6,297,522

Estonia–0.86%
Silvano Fashion Group AS, Class A(a)	937,000	2,471,732

France–9.10%
AURES Technologies S.A.	67,164	1,841,137

Caisse Regionale de Credit Agricole Mutuel Nord de France-CCI	206,000	5,727,209

Constructions Industrielles de la Mediterranee S.A.(a)	24,649	1,877,883

Kaufman & Broad S.A.	99,200	3,796,819

Linedata Services	58,928	1,789,084

Metropole Television S.A.	203,770	3,864,012

Precia S.A.(c)	35,321	7,149,041

		26,045,185

Georgia–0.96%
TBC Bank Group PLC	137,000	2,758,751

Germany–2.78%
MorphoSys AG(a)	82,659	7,953,439

Greece–2.38%
European Reliance General Insurance Co., S.A.	605,000	2,889,002

Mytilineos Holdings S.A.	339,000	3,913,236

		6,802,238

Indonesia–1.76%
PT Pakuwon Jati Tbk	97,331,700	5,030,974

Ireland–1.37%
Origin Enterprises PLC	405,000	2,356,528

	Shares	Value

Ireland–(continued)
Total Produce PLC	942,000	$1,564,079

		3,920,607

Israel–0.66%
Tremor International Ltd.	1,275,000	1,886,379

Italy–2.45%
Danieli & C. Officine Meccaniche S.p.A., Savings Shares	353,488	4,445,643

Openjobmetis Spa agenzia per il lavoro	314,146	2,571,432

		7,017,075

Japan–2.31%
Nabtesco Corp.	160,800	4,492,679

Nippon Ceramic Co. Ltd.	79,200	2,127,944

		6,620,623

Malaysia–0.72%
Heineken Malaysia Bhd	361,600	2,053,046

Mexico–4.81%
Bolsa Mexicana de Valores, S.A.B. de C.V.	4,325,494	8,187,311

Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	915,166	5,589,098

		13,776,409

Morocco–1.66%
Vivo Energy PLC, REGS(b)	2,817,987	4,749,118

Netherlands–0.81%
Aalberts N.V.	58,546	2,301,714

New Zealand–1.06%
Freightways Ltd.	535,199	3,031,898

Norway–0.72%
Kongsberg Gruppen ASA	148,378	2,071,121

Poland–2.22%
Altus Towarzystwo Funduszy Inwestycyjnych S.A.	700,000	439,214

Polski Bank Komorek Macierzystych S.A.	247,000	4,366,494

Quercus TFI S.A.(a)	1,250,000	767,644

Skarbiec Holding S.A., REGS(b)	166,000	778,093

		6,351,445

Romania–6.21%
Banca Transilvania S.A.	8,517,656	4,910,237

Fondul Proprietatea S.A.	26,265,596	6,764,545

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	786,000	6,091,862

		17,766,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5 Invesco International Small Company Fund

	Shares	Value

South Africa–2.55%
Cartrack Holdings Ltd.	1,500,000	$2,104,153

Combined Motor Holdings Ltd.	1,838,000	2,740,666

Net 1 UEPS Technologies, Inc.(a)	615,000	2,460,000

		7,304,819

Sweden–1.44%
Vitec Software Group AB, Class B	360,000	4,114,112

Switzerland–1.30%
Kardex AG	21,300	3,722,868

United Kingdom–17.29%
Bioventix PLC	32,000	1,519,897

Character Group PLC	440,000	3,072,696

Clarkson PLC	142,000	4,539,620

DCC PLC	75,551	6,754,662

Eurocell PLC	1,131,000	3,018,398

Goodwin PLC	46,301	2,024,097

HomeServe PLC	272,805	4,112,467

IG Group Holdings PLC	300,791	2,231,655

JPJ Group PLC(a)	369,000	3,470,511

Jupiter Fund Management PLC	873,948	4,697,011

Mortgage Advice Bureau Holdings Ltd.	615,000	4,649,641

	Shares	Value

United Kingdom–(continued)
Savills PLC	591,866	$6,751,499

Staffline Group PLC(a)	1,008,000	1,525,012

Staffline Group PLC, Rts.(a)	45,750	10,923

System1 Group PLC	400,000	1,117,555

		49,495,644

United States–1.24%
Epsilon Energy Ltd.(a)	947,280	3,552,300

Total Common Stocks & Other Equity Interests (Cost $221,612,033)		242,475,788

Money Market Funds–15.02%
Invesco Government & Agency Portfolio, Institutional Class, 2.26%(d)	15,050,274	15,050,274

Invesco Liquid Assets Portfolio, Institutional Class, 2.40%(d)	10,747,971	10,752,271

Invesco Treasury Portfolio, Institutional Class, 2.22%(d)	17,200,314	17,200,314

Total Money Market Funds (Cost $43,000,679)		43,002,859

TOTAL INVESTMENTS IN SECURITIES-99.74% (Cost $264,612,712)		285,478,647

OTHER ASSETS LESS LIABILITIES-0.26%		733,564

NET ASSETS-100.00%		$286,212,211

Investment Abbreviations:

BDR    - Brazilian Depositary Receipt

REGS - Regulation S

Rts.     - Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2019 was $8,924,318, which represented 3.12% of the Fund’s Net Assets.

(c)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of June 30, 2019 represented less than 1% of the Fund’s Net Assets. See Note 4.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2019

Industrials	28.33%
Financials	15.15
Consumer Discretionary	10.64
Energy	7.06
Health Care	6.93
Information Technology	5.80
Consumer Staples	4.29
Real Estate	4.12
Communication Services	2.40
Money Market Funds Plus Other Assets Less Liabilities	15.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6 Invesco International Small Company Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in securities, at value (Cost $217,239,399)	$235,326,747

Investments in affiliates, at value (Cost $47,373,313)	50,151,900

Foreign currencies, at value (Cost $1,189,883)	1,197,056

Receivable for:
Investments sold	13,167

Fund shares sold	148,794

Dividends	1,187,811

Investment for trustee deferred compensation and retirement plans	131,676

Other assets	30,599

Total assets	288,187,750

Liabilities:
Payable for:
Investments purchased	1,047,708

Fund shares reacquired	552,020

Accrued fees to affiliates	124,284

Accrued trustees’ and officers’ fees and benefits	478

Accrued other operating expenses	108,755

Trustee deferred compensation and retirement plans	142,294

Total liabilities	1,975,539

Net assets applicable to shares outstanding	$286,212,211

Net assets consist of:
Shares of beneficial interest	$256,404,646

Distributable earnings	29,807,565

$286,212,211

Net Assets:
Class A	$145,141,697

Class C	$4,971,500

Class Y	$53,105,742

Class R5	$5,620,105

Class R6	$77,373,167

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,805,284

Class C	318,220

Class Y	3,214,666

Class R5	343,269

Class R6	4,728,350

Class A:
Net asset value per share	$16.48

Maximum offering price per share (Net asset value of $16.48 ÷ 94.50%)	$17.44

Class C:
Net asset value and offering price per share	$15.62

Class Y:
Net asset value and offering price per share	$16.52

Class R5:
Net asset value and offering price per share	$16.37

Class R6:
Net asset value and offering price per share	$16.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco International Small Company Fund

Statement of Operations

For the six months ended June 30, 2019

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $445,311)	$5,958,730

Dividends from affiliates	376,097

Total investment income	6,334,827

Expenses:
Advisory fees	1,305,179

Administrative services fees	19,772

Custodian fees	75,193

Distribution fees:
Class A	181,525

Class C	33,107

Transfer agent fees – A, C and Y	227,375

Transfer agent fees – R5	2,730

Transfer agent fees – R6	12,369

Trustees’ and officers’ fees and benefits	13,482

Registration and filing fees	50,235

Reports to shareholders	38,797

Professional services fees	36,789

Other	14,724

Total expenses	2,011,277

Less: Fees waived and/or expense offset arrangement(s)	(17,737)

Net expenses	1,993,540

Net investment income	4,341,287

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,568,460

Foreign currencies	(21,670)

3,546,790

Change in net unrealized appreciation of:
Investment securities	16,041,281

Foreign currencies	10,193

16,051,474

Net realized and unrealized gain	19,598,264

Net increase in net assets resulting from operations	$23,939,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco International Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2019 and the year ended December 31, 2018

(Unaudited)

	June 30, 2019	December 31, 2018
Operations:
Net investment income	$4,341,287	$6,981,973

Net realized gain	3,546,790	6,191,177

Change in net unrealized appreciation (depreciation)	16,051,474	(74,761,581)

Net increase (decrease) in net assets resulting from operations	23,939,551	(61,588,431)

Distributions to shareholders from distributable earnings:
Class A	–	(4,934,523)

Class C	–	(394,275)

Class Y	–	(1,766,872)

Class R5	–	(211,877)

Class R6	–	(3,199,904)

Total distributions from distributable earnings	–	(10,507,451)

Share transactions–net:
Class A	1,693,942	4,844,762

Class B	–	(433,608)

Class C	(8,790,246)	(3,150,858)

Class Y	6,375,046	(8,298,732)

Class R5	102,798	(38,732)

Class R6	(5,090,003)	13,530,491

Net increase (decrease) in net assets resulting from share transactions	(5,708,463)	6,453,323

Net increase (decrease) in net assets	18,231,088	(65,642,559)

Net assets:
Beginning of period	267,981,123	333,623,682

End of period	$286,212,211	$267,981,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco International Small Company Fund

Financial Highlights

June 30, 2019

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/19	$15.14	$0.24		$1.10	$1.34	$–	$–	$–	$16.48	8.85%	$145,142	1.58	%(d)	1.59	%(d)	2.94	%(d)	7%
Year ended 12/31/18	19.33	0.38	(e)	(3.98)	(3.60)	(0.34)	(0.25)	(0.59)	15.14	(18.67)	131,610	1.55		1.56		2.07	(e)	15
Year ended 12/31/17	15.44	0.27		4.84	5.11	(0.52)	(0.70)	(1.22)	19.33	33.42	162,497	1.58		1.59		1.48		16
Year ended 12/31/16	15.42	0.34		1.02	1.36	(0.37)	(0.97)	(1.34)	15.44	8.79	122,232	1.57		1.58		2.13		15
Year ended 12/31/15	18.40	0.21		(1.92)	(1.71)	(0.19)	(1.08)	(1.27)	15.42	(9.30)	119,301	1.52		1.53		1.18		8
Year ended 12/31/14	21.34	0.28		(1.40)	(1.12)	(0.28)	(1.54)	(1.82)	18.40	(5.01)	185,380	1.45		1.46		1.31		20
Class C
Six months ended 06/30/19	14.41	0.17		1.04	1.21	–	–	–	15.62	8.40	4,972	2.33	(d)	2.34	(d)	2.19	(d)	7
Year ended 12/31/18	18.38	0.23	(e)	(3.76)	(3.53)	(0.19)	(0.25)	(0.44)	14.41	(19.24)	12,845	2.30		2.31		1.32	(e)	15
Year ended 12/31/17	14.73	0.13		4.61	4.74	(0.39)	(0.70)	(1.09)	18.38	32.46	19,819	2.33		2.34		0.73		16
Year ended 12/31/16	14.76	0.21		0.97	1.18	(0.24)	(0.97)	(1.21)	14.73	7.96	15,712	2.32		2.33		1.38		15
Year ended 12/31/15	17.67	0.07		(1.84)	(1.77)	(0.06)	(1.08)	(1.14)	14.76	(9.98)	18,098	2.27		2.28		0.43		8
Year ended 12/31/14	20.54	0.12		(1.34)	(1.22)	(0.11)	(1.54)	(1.65)	17.67	(5.73)	26,458	2.20		2.21		0.56		20
Class Y
Six months ended 06/30/19	15.16	0.26		1.10	1.36	–	–	–	16.52	8.97	53,106	1.33	(d)	1.34	(d)	3.19	(d)	7
Year ended 12/31/18	19.36	0.43	(e)	(3.99)	(3.56)	(0.39)	(0.25)	(0.64)	15.16	(18.44)	42,878	1.30		1.31		2.32	(e)	15
Year ended 12/31/17	15.46	0.32		4.84	5.16	(0.56)	(0.70)	(1.26)	19.36	33.74	62,218	1.33		1.34		1.73		16
Year ended 12/31/16	15.43	0.38		1.03	1.41	(0.41)	(0.97)	(1.38)	15.46	9.10	57,810	1.32		1.33		2.38		15
Year ended 12/31/15	18.42	0.26		(1.94)	(1.68)	(0.23)	(1.08)	(1.31)	15.43	(9.11)	60,497	1.27		1.28		1.43		8
Year ended 12/31/14	21.38	0.34		(1.42)	(1.08)	(0.34)	(1.54)	(1.88)	18.42	(4.79)	121,933	1.20		1.21		1.56		20
Class R5
Six months ended 06/30/19	15.01	0.27		1.09	1.36	–	–	–	16.37	9.06	5,620	1.20	(d)	1.21	(d)	3.32	(d)	7
Year ended 12/31/18	19.18	0.44	(e)	(3.96)	(3.52)	(0.40)	(0.25)	(0.65)	15.01	(18.37)	5,059	1.21		1.22		2.41	(e)	15
Year ended 12/31/17	15.32	0.33		4.81	5.14	(0.58)	(0.70)	(1.28)	19.18	33.90	6,433	1.24		1.25		1.82		16
Year ended 12/31/16	15.30	0.39		1.02	1.41	(0.42)	(0.97)	(1.39)	15.32	9.21	9,740	1.19		1.20		2.51		15
Year ended 12/31/15	18.27	0.27		(1.91)	(1.64)	(0.25)	(1.08)	(1.33)	15.30	(8.96)	24,821	1.17		1.18		1.53		8
Year ended 12/31/14	21.23	0.35		(1.41)	(1.06)	(0.36)	(1.54)	(1.90)	18.27	(4.74)	63,044	1.13		1.14		1.63		20
Class R6
Six months ended 06/30/19	15.00	0.27		1.09	1.36	–	–	–	16.36	9.07	77,373	1.13	(d)	1.14	(d)	3.39	(d)	7
Year ended 12/31/18	19.17	0.45	(e)	(3.95)	(3.50)	(0.42)	(0.25)	(0.67)	15.00	(18.31)	75,590	1.14		1.15		2.48	(e)	15
Year ended 12/31/17	15.31	0.36		4.80	5.16	(0.60)	(0.70)	(1.30)	19.17	34.04	82,244	1.15		1.16		1.91		16
Year ended 12/31/16	15.30	0.40		1.02	1.42	(0.44)	(0.97)	(1.41)	15.31	9.22	15,436	1.13		1.14		2.57		15
Year ended 12/31/15	18.27	0.28		(1.91)	(1.63)	(0.26)	(1.08)	(1.34)	15.30	(8.87)	38,080	1.09		1.10		1.61		8
Year ended 12/31/14	21.24	0.37		(1.42)	(1.05)	(0.38)	(1.54)	(1.92)	18.27	(4.68)	45,946	1.04		1.05		1.72		20

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $146,423, $6,676, $45,344 , $5,515 and $78,404 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.33 and 1.82%, $0.18 and 1.07%, $0.38 and 2.07%, $0.39 and 2.16% and $0.40 and 2.23% for Class A, Class C, Class Y, Class R5 and Class R6, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco International Small Company Fund

Notes to Financial Statements

June 30, 2019

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

As of the open of business on September 11, 2015, the Fund has opened public sales of its shares to all investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

11 Invesco International Small Company Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

12 Invesco International Small Company Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts –The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended June 30, 2019, the effective advisory fees incurred by the Fund was 0.93%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2019, the Adviser waived advisory fees of $16,450.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

13 Invesco International Small Company Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2019, IDI advised the Fund that IDI retained $15,346 in front-end sales commissions from the sale of Class A shares and $1,436 and $19 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14 Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Brazil	$16,611,861	$–	$–	$16,611,861

Canada	25,371,157	–	–	25,371,157

Denmark	–	3,397,107	–	3,397,107

Egypt	–	6,297,522	–	6,297,522

Estonia	–	2,471,732	–	2,471,732

France	–	26,045,185	–	26,045,185

Georgia	–	2,758,751	–	2,758,751

Germany	–	7,953,439	–	7,953,439

Greece	–	6,802,238	–	6,802,238

Indonesia	–	5,030,974	–	5,030,974

Ireland	–	3,920,607	–	3,920,607

Israel	–	1,886,379	–	1,886,379

Italy	–	7,017,075	–	7,017,075

Japan	–	6,620,623	–	6,620,623

Malaysia	–	2,053,046	–	2,053,046

Mexico	13,776,409	–	–	13,776,409

Morocco	–	4,749,118	–	4,749,118

Netherlands	–	2,301,714	–	2,301,714

New Zealand	–	3,031,898	–	3,031,898

Norway	–	2,071,121	–	2,071,121

Poland	–	6,351,445	–	6,351,445

Romania	–	17,766,644	–	17,766,644

South Africa	2,460,000	4,844,819	–	7,304,819

Sweden	–	4,114,112	–	4,114,112

Switzerland	–	3,722,868	–	3,722,868

United Kingdom	1,128,478	48,367,166	–	49,495,644

United States	3,552,300	–	–	3,552,300

Money Market Funds	43,002,859	–	–	43,002,859

Total Investments	$105,903,064	$179,575,583	$–	$285,478,647

NOTE 4—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended June 30, 2019.

	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 06/30/19	Dividend Income
Precia S.A.	$ 6,839,265	$-	$-	$309,776	$-	$ 7,149,041	$-
Polski Bank Komorek Macierzystych S.A.(a)	3,828,076	-	-	538,418	-	4,366,494	-
Total	$10,667,341	$-	$-	$848,194	$-	$11,515,535	$-

(a) As of June 30, 2019, this security was not considered as an affiliate of the Fund.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15 Invesco International Small Company Fund

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,287.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2018.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2019 was $16,351,205 and $32,264,400, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$53,883,311

Aggregate unrealized (depreciation) of investments	(34,240,129)

Net unrealized appreciation of investments	$19,643,182

Cost of investments for tax purposes is $265,835,465.

NOTE 10—Share Information

		Summary of Share Activity

	Six months ended June 30, 2019(a)		Year ended December 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Class A	592,542	$ 9,623,524	2,474,940	$45,569,362

Class B(b)	–	–	71	1,356

Class C	33,033	508,766	170,287	3,017,331

Class Y	1,006,625	16,510,935	1,024,050	18,249,762

Class R5	34,954	567,228	87,154	1,540,904

Class R6	669,315	10,821,193	1,718,958	31,579,715

Issued as reinvestment of dividends:
Class A	–	–	299,850	4,569,709

Class C	–	–	24,932	361,519

Class Y	–	–	97,806	1,491,547

Class R5	–	–	14,022	211,877

Class R6	–	–	207,678	3,133,857

16 Invesco International Small Company Fund

		Summary of Share Activity
	Six months ended June 30, 2019(a)		Year ended December 31, 2018
	Shares	Amount	Shares	Amount

Conversion of Class B shares to Class A shares:(c)
Class A	–	$–	19,336	$393,290

Class B	–	–	(20,347)	(393,290)

Automatic conversion of Class C shares to Class A shares:
Class A	505,750	8,150,347	–	–

Class C	(531,902)	(8,150,347)	–	–

Reacquired:
Class A	(983,788)	(16,079,929)	(2,509,370)	(45,687,599)

Class B(b)	–	–	(2,167)	(41,674)

Class C	(74,572)	(1,148,665)	(381,957)	(6,529,708)

Class Y	(620,868)	(10,135,889)	(1,507,045)	(28,040,041)

Class R5	(28,630)	(464,430)	(99,532)	(1,791,513)

Class R6	(980,187)	(15,911,196)	(1,177,372)	(21,183,081)

Net increase (decrease) in share activity	(377,728)	$(5,708,463)	441,294	$6,453,323

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

17 Invesco International Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (01/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (06/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,088.50	$8.18	$1,016.96	$7.90	1.58%
Class C	1,000.00	1,084.00	12.04	1,013.24	11.63	2.33
Class Y	1,000.00	1,089.70	6.89	1,018.20	6.66	1.33
Class R5	1,000.00	1,090.60	6.22	1,018.84	6.01	1.20
Class R6	1,000.00	1,090.70	5.86	1,019.19	5.66	1.13

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2019 through June 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18 Invesco International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Small Company Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper International Small/Mid-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the first quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period, above the performance of the Index for the three year period, and below the performance of the Index for the five year period. The Board noted that the Fund’s overweight and underweight exposure to and security selection in certain sectors and regions detracted from Fund

19                         Invesco International Small Company Fund

performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile of its expense group, and discussed with management reasons for such relative actual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by

Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                         Invesco International Small Company Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	Invesco Distributors, Inc.	ISC-SAR-1

Semiannual Report to Shareholders	June 30, 2019

Invesco Small Cap Equity Fund
Nasdaq:
A: SMEAX ∎ C: SMECX ∎ R: SMERX ∎ Y: SMEYX ∎ R5: SMEIX ∎ R6: SMEFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted,all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, December 31, 2018 to June 30, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.11%

Class C Shares	18.65

Class R Shares	18.95

Class Y Shares	19.20

Class R5 Shares	19.35

Class R6 Shares	19.36

S&P 500 Index▼ (Broad Market Index)	18.54

Russell 2000 Index∎ (Style-Specific Index)	16.98

Lipper Small-Cap Core Funds Index◆ (Peer Group Index)	16.67

Source(s): ▼FactSet Research Systems Inc.; ∎RIMES Technologies Corp.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com,where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Small Cap Equity Fund

Average Annual Total Returns
As of 6/30/19, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	6.54%
10 Years	10.43
5 Years	3.19
1 Year	-8.65
Class C Shares
Inception (8/31/00)	6.45%
10 Years	10.23
5 Years	3.59
1 Year	-4.79
Class R Shares
Inception (6/3/02)	6.97%
10 Years	10.78
5 Years	4.10
1 Year	-3.59
Class Y Shares
Inception (10/3/08)	9.06%
10 Years	11.34
5 Years	4.62
1 Year	-3.11
Class R5 Shares
Inception (4/29/05)	8.33%
10 Years	11.55
5 Years	4.79
1 Year	-2.90
Class R6 Shares
10 Years	11.43%
5 Years	4.88
1 Year	-2.88

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,

Class R, Class Y, Class R5 and Class R6 shares was 1.28%, 2.03%, 1.53%, 1.03%, 0.87% and 0.80%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Small Cap Equity Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives.

On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

4                         Invesco Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2019

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-96.67%
Aerospace & Defense-3.37%
BWX Technologies, Inc.	182,916	$9,529,924

Cubic Corp.	177,175	11,424,244

Curtiss-Wright Corp.	89,943	11,434,453

		32,388,621

Alternative Carriers-1.97%
Iridium Communications, Inc.(b)	812,118	18,889,865

Apparel Retail-3.09%
American Eagle Outfitters, Inc.	485,216	8,200,150

Boot Barn Holdings, Inc.(b)	382,720	13,640,141

Childrens Place, Inc. (The)(c)	82,606	7,878,960

		29,719,251

Application Software-5.04%
Avalara, Inc.(b)	219,807	15,870,065

Blackbaud, Inc.	117,813	9,837,386

Cornerstone OnDemand, Inc.(b)	210,887	12,216,684

Q2 Holdings, Inc.(b)	137,408	10,492,475

		48,416,610

Auto Parts & Equipment-0.70%
Visteon Corp.(b)	115,477	6,764,643

Biotechnology-3.59%
Array BioPharma, Inc.(b)	392,688	18,193,235

Neurocrine Biosciences, Inc.(b)	113,108	9,549,708

Retrophin, Inc.(b)	335,652	6,743,249

		34,486,192

Building Products-1.37%
Trex Co., Inc.(b)	183,045	13,124,326

Casinos & Gaming-1.75%
Boyd Gaming Corp.	338,243	9,112,266
Penn National Gaming, Inc.(b)	397,191	7,649,899

		16,762,165

Communications Equipment-2.25%
Ciena Corp.(b)	271,243	11,156,224

Lumentum Holdings, Inc.(b)	196,336	10,486,306

		21,642,530

Construction & Engineering-1.51%
Dycom Industries, Inc.(b)	111,205	6,546,638

Primoris Services Corp.	377,935	7,910,180

		14,456,818

Consumer Finance-0.97%
SLM Corp.	955,891	9,291,261

	Shares	Value

Data Processing & Outsourced Services-2.01%
Euronet Worldwide, Inc.(b)	59,021	$9,929,693

Jack Henry & Associates, Inc.	70,130	9,391,810

		19,321,503

Diversified Support Services-0.90%
Mobile Mini, Inc.	285,238	8,679,792

Education Services-1.39%
Strategic Education, Inc.	75,171	13,380,438

Electric Utilities-0.94%
IDACORP, Inc.	89,626	9,001,139

Electrical Components & Equipment-1.09%
EnerSys	152,093	10,418,371

Electronic Components-0.88%
Belden, Inc.	141,073	8,403,719

Electronic Equipment & Instruments-1.25%
FLIR Systems, Inc.	221,382	11,976,766

Environmental & Facilities Services-3.44%
ABM Industries, Inc.	278,550	11,142,000

BrightView Holdings, Inc.(b)	577,236	10,800,086

Waste Connections, Inc.	115,947	11,082,214

		33,024,300

Fertilizers & Agricultural Chemicals-1.02%
Scotts Miracle-Gro Co. (The)	99,616	9,812,176

Food Retail-0.90%
Sprouts Farmers Market, Inc.(b)	456,609	8,625,344

Footwear-1.17%
Wolverine World Wide, Inc.	407,264	11,216,051

General Merchandise Stores-0.59%
Big Lots, Inc.	198,629	5,682,776

Health Care Equipment-3.74%
Hill-Rom Holdings, Inc.	98,000	10,252,760

STERIS PLC	98,822	14,712,619

Wright Medical Group N.V.(b)	368,511	10,988,998

		35,954,377

Health Care Facilities-0.68%
Acadia Healthcare Co., Inc.(b)	187,396	6,549,490

Health Care REITs-0.94%
Healthcare Trust of America, Inc., Class A	328,796	9,018,874

Health Care Supplies-2.67%
ICU Medical, Inc.(b)	41,250	10,391,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Equity Fund

	Shares	Value
Health Care Supplies-(continued)
Lantheus Holdings, Inc.(b)	537,516	$15,211,703

		25,602,990

Industrial Machinery-3.51%
Albany International Corp., Class A	185,642	15,391,578

SPX Corp.(b)	555,846	18,354,035

		33,745,613

Investment Banking & Brokerage-3.19%
Lazard Ltd., Class A	254,278	8,744,621

LPL Financial Holdings, Inc.	137,267	11,196,869

Piper Jaffray Cos.	143,704	10,672,896

		30,614,386

Life Sciences Tools & Services-1.51%
Cambrex Corp.(b)	188,938	8,844,188

NeoGenomics, Inc.(b)	257,350	5,646,259

		14,490,447

Managed Health Care-1.27%
HealthEquity, Inc.(b)	186,120	12,172,248

Multi-line Insurance-1.15%
American Financial Group, Inc.	108,196	11,086,844

Office REITs-0.90%
Highwoods Properties, Inc.	210,001	8,673,041

Oil & Gas Equipment & Services-1.49%
Apergy Corp.(b)	271,376	9,101,951

Core Laboratories N.V.(c)	100,072	5,231,764

		14,333,715

Oil & Gas Exploration & Production-2.42%
Matador Resources Co.(b)	366,774	7,291,467

Parsley Energy, Inc., Class A(b)	372,002	7,071,758

Viper Energy Partners L.P.	288,742	8,899,029

		23,262,254

Paper Packaging-1.06%
Graphic Packaging Holding Co.	724,849	10,133,389

Property & Casualty Insurance-4.34%
Argo Group International Holdings Ltd.	198,178	14,675,081

Hanover Insurance Group, Inc. (The)	124,684	15,996,957

Selective Insurance Group, Inc.	146,568	10,976,478

		41,648,516

Real Estate Services-1.14%
FirstService Corp. (Canada)	113,609	10,931,033

Regional Banks-7.61%
Columbia Banking System, Inc.	280,475	10,147,585

Great Western Bancorp, Inc.	268,689	9,597,571

IBERIABANK Corp.	160,748	12,192,736

Synovus Financial Corp.	216,680	7,583,800

UMB Financial Corp.	150,066	9,877,344

	Shares	Value
Regional Banks-(continued)
Webster Financial Corp.	273,171	$13,049,379

Western Alliance Bancorp(b)	238,615	10,670,863

		73,119,278

Restaurants-1.66%
Papa John’s International, Inc.(c)	140,651	6,289,913

Wendy’s Co. (The)	491,651	9,626,526

		15,916,439

Semiconductor Equipment-1.50%
Brooks Automation, Inc.	371,114	14,380,667

Semiconductors-1.71%
Power Integrations, Inc.	84,908	6,807,923

Semtech Corp.(b)	199,751	9,598,036

		16,405,959

Specialized Consumer Services-1.29%
ServiceMaster Global Holdings, Inc.(b)	238,247	12,410,286

Specialized REITs-2.50%
CubeSmart	425,944	14,243,567

CyrusOne, Inc.	169,320	9,773,151

		24,016,718

Specialty Chemicals-1.92%
Minerals Technologies, Inc.	161,227	8,627,257

Sensient Technologies Corp.	133,637	9,819,647

		18,446,904

Systems Software-0.97%
Rapid7, Inc.(b)	161,719	9,353,827

Technology Distributors-1.16%
Tech Data Corp.(b)	106,359	11,125,151

Tires & Rubber-0.89%
Cooper Tire & Rubber Co.	271,756	8,573,902

Trading Companies & Distributors-0.91%
Univar, Inc.(b)	394,292	8,690,196

Trucking-2.31%
Knight-Swift Transportation Holdings, Inc.	291,066	9,558,607

Old Dominion Freight Line, Inc.	84,502	12,612,769

		22,171,376

Water Utilities-1.04%
California Water Service Group	198,159	10,032,789

Total Common Stocks & Other Equity Interests (Cost $758,916,807)		928,345,366

Money Market Funds-3.51%
Invesco Government & Agency Portfolio, Institutional Class, 2.26%(d)	11,551,323	11,551,323

Invesco Liquid Assets Portfolio, Institutional Class, 2.40%(d)	8,932,830	8,936,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Equity Fund

	Shares	Value
Money Market Funds-(continued)
Invesco Treasury Portfolio, Institutional Class, 2.22%(d)	13,201,512	$13,201,512

Total Money Market Funds (Cost $33,687,757)		33,689,238

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $792,604,564)		962,034,604

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.19%
Invesco Government & Agency Portfolio, Institutional Class, 2.26%(d)(e)	7,896,188	7,896,188

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.40%(d)(e)	3,488,277	$3,489,672

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,385,860)		11,385,860

TOTAL INVESTMENTS IN SECURITIES-101.37% (Cost $803,990,424)		973,420,464

OTHER ASSETS LESS LIABILITIES-(1.37)%		(13,111,512)

NET ASSETS-100.00%		$960,308,952

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2019

Industrials	18.41%

Financials	17.26

Information Technology	16.77

Health Care	13.46

Consumer Discretionary	12.53

Real Estate	5.48

Materials	4.00

Energy	3.91

Other Sectors, Each Less than 2% of Net Assets	4.85

Money Market Funds Plus Other Assets Less Liabilities	3.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in securities, at value (Cost $758,916,807)*	$928,345,366

Investments in affiliated money market funds, at value (Cost $45,073,617)	45,075,098

Cash	33,600

Receivable for:
Fund shares sold	478,640

Dividends	654,222

Investments sold	2,030,520

Investment for trustee deferred compensation and retirement plans	195,144

Other assets	39,416

Total assets	976,852,006

Liabilities:
Payable for:
Investments purchased	2,609,728

Fund shares reacquired	1,624,197

Collateral upon return of securities loaned	11,385,860

Accrued fees to affiliates	563,218

Accrued trustees’ and officers’ fees and benefits	664

Accrued other operating expenses	147,068

Trustee deferred compensation and retirement plans	212,319

Total liabilities	16,543,054

Net assets applicable to shares outstanding	$960,308,952

Net assets consist of:
Shares of beneficial interest	$745,049,541

Distributable earnings	215,259,411

$960,308,952

Net Assets:
Class A	$505,344,175

Class C	$20,793,854

Class R	$53,395,919

Class Y	$69,055,832

Class R5	$21,045,925

Class R6	$290,673,247

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	38,428,457

Class C	2,081,855

Class R	4,384,371

Class Y	5,032,454

Class R5	1,422,133

Class R6	19,478,645

Class A:
Net asset value per share	$13.15

Maximum offering price per share
(Net asset value of $13.15 ÷ 94.50%)	$13.92

Class C:
Net asset value and offering price per share	$9.99

Class R:
Net asset value and offering price per share	$12.18

Class Y:
Net asset value and offering price per share	$13.72

Class R5:
Net asset value and offering price per share	$14.80

Class R6:
Net asset value and offering price per share	$14.92

*	At June 30, 2019, securities with an aggregate value of $11,157,177 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Equity Fund

Statement of Operations

For the six months ended June 30, 2019

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $25,472)	$6,334,666

Dividends from affiliated money market funds (includes securities lending income of $65,200)	414,739

Total investment income	6,749,405

Expenses:
Advisory fees	3,451,748

Administrative services fees	67,070

Custodian fees	8,075

Distribution fees:
Class A	611,160

Class C	123,187

Class R	134,758

Transfer agent fees - A, C, R and Y	936,227

Transfer agent fees - R5	12,240

Transfer agent fees - R6	21,114

Trustees’ and officers’ fees and benefits	18,632

Registration and filing fees	61,254

Reports to shareholders	79,279

Professional services fees	34,376

Other	33,876

Total expenses	5,592,996

Less: Fees waived and/or expense offset arrangement(s)	(21,814)

Net expenses	5,571,182

Net investment income	1,178,223

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	21,362,385

Foreign currencies	(233)

Forward foreign currency contracts	500

21,362,652

Change in net unrealized appreciation of Investment securities	140,947,379

Net realized and unrealized gain	162,310,031

Net increase in net assets resulting from operations	$163,488,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2019 and the year ended December 31, 2018

(Unaudited)

	June 30, 2019	December 31, 2018

Operations:
Net investment income (loss)	$1,178,223	$(1,005,924)

Net realized gain	21,362,652	140,005,527

Change in net unrealized appreciation (depreciation)	140,947,379	(287,832,527)

Net increase (decrease) in net assets resulting from operations	163,488,254	(148,832,924)

Distributions to shareholders from distributable earnings:
Class A	–	(68,714,030)

Class C	–	(7,620,979)

Class R	–	(8,489,306)

Class Y	–	(11,713,570)

Class R5	–	(3,787,589)

Class R6	–	(35,888,595)

Total distributions from distributable earnings	–	(136,214,069)

Share transactions-net:
Class A	(4,493,964)	25,490,674

Class B	-	(1,326,391)

Class C	(22,411,026)	1,256,125

Class R	(6,267,319)	(3,114,099)

Class Y	(14,941,828)	(139,268,604)

Class R5	(10,098,878)	(15,556,235)

Class R6	(13,480,964)	29,719,070

Net increase (decrease) in net assets resulting from share transactions	(71,693,979)	(102,799,460)

Net increase (decrease) in net assets	91,794,275	(387,846,453)

Net assets:
Beginning of period	868,514,677	1,256,361,130

End of period	$960,308,952	$868,514,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Small Cap Equity Fund

Financial Highlights

June 30, 2019

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/19	$11.04	$0.01	$2.10	$2.11	$–	$13.15	19.11%	$505,344	1.33	%(d)	1.33	%(d)	0.09	%(d)	13%
Year ended 12/31/18	15.35	(0.03)	(2.23)	(2.26)	(2.05)	11.04	(15.16)	427,637	1.28		1.28		(0.21)		22
Year ended 12/31/17	14.25	(0.05)	1.98	1.93	(0.83)	15.35	13.58	549,010	1.30		1.30		(0.36)		21
Year ended 12/31/16	13.43	(0.02)	1.61	1.59	(0.77)	14.25	11.72	557,205	1.31		1.31		(0.18)		35
Year ended 12/31/15	15.16	(0.04)	(0.82)	(0.86)	(0.87)	13.43	(5.61)	543,187	1.29		1.29		(0.23)		29
Year ended 12/31/14	17.00	(0.08)	0.37	0.29	(2.13)	15.16	2.17	561,244	1.29		1.29		(0.49)		45
Class C
Six months ended 06/30/19	8.42	(0.03)	1.60	1.57	–	9.99	18.65	20,794	2.08	(d)	2.08	(d)	(0.66	)(d)	13
Year ended 12/31/18	12.35	(0.12)	(1.76)	(1.88)	(2.05)	8.42	(15.76)	37,757	2.03		2.03		(0.96)		22
Year ended 12/31/17	11.69	(0.13)	1.62	1.49	(0.83)	12.35	12.79	51,355	2.05		2.05		(1.11)		21
Year ended 12/31/16	11.22	(0.11)	1.35	1.24	(0.77)	11.69	10.90	56,845	2.06		2.06		(0.93)		35
Year ended 12/31/15	12.92	(0.13)	(0.70)	(0.83)	(0.87)	11.22	(6.36)	59,546	2.04		2.04		(0.98)		29
Year ended 12/31/14	14.92	(0.18)	0.31	0.13	(2.13)	12.92	1.40	64,348	2.04		2.04		(1.24)		45
Class R
Six months ended 06/30/19	10.24	(0.01)	1.95	1.94	–	12.18	18.95	53,396	1.58	(d)	1.58	(d)	(0.16	)(d)	13
Year ended 12/31/18	14.44	(0.07)	(2.08)	(2.15)	(2.05)	10.24	(15.35)	50,345	1.53		1.53		(0.46)		22
Year ended 12/31/17	13.48	(0.09)	1.88	1.79	(0.83)	14.44	13.32	71,008	1.55		1.55		(0.61)		21
Year ended 12/31/16	12.77	(0.06)	1.54	1.48	(0.77)	13.48	11.46	74,227	1.56		1.56		(0.43)		35
Year ended 12/31/15	14.50	(0.07)	(0.79)	(0.86)	(0.87)	12.77	(5.87)	82,078	1.54		1.54		(0.48)		29
Year ended 12/31/14	16.40	(0.12)	0.35	0.23	(2.13)	14.50	1.89	99,241	1.54		1.54		(0.74)		45
Class Y
Six months ended 06/30/19	11.51	0.02	2.19	2.21	–	13.72	19.20	69,056	1.08	(d)	1.08	(d)	0.34	(d)	13
Year ended 12/31/18	15.86	0.00	(2.30)	(2.30)	(2.05)	11.51	(14.92)	71,037	1.03		1.03		0.04		22
Year ended 12/31/17	14.66	(0.02)	2.05	2.03	(0.83)	15.86	13.88	228,176	1.05		1.05		(0.11)		21
Year ended 12/31/16	13.76	0.01	1.66	1.67	(0.77)	14.66	12.02	409,479	1.06		1.06		0.07		35
Year ended 12/31/15	15.47	0.00	(0.84)	(0.84)	(0.87)	13.76	(5.37)	386,369	1.04		1.04		0.02		29
Year ended 12/31/14	17.27	(0.04)	0.37	0.33	(2.13)	15.47	2.36	354,121	1.04		1.04		(0.24)		45
Class R5
Six months ended 06/30/19	12.40	0.04	2.36	2.40	–	14.80	19.35	21,046	0.88	(d)	0.88	(d)	0.54	(d)	13
Year ended 12/31/18	16.88	0.03	(2.46)	(2.43)	(2.05)	12.40	(14.79)	26,543	0.87		0.87		0.20		22
Year ended 12/31/17	15.54	0.00	2.17	2.17	(0.83)	16.88	14.00	50,217	0.91		0.91		0.03		21
Year ended 12/31/16	14.52	0.04	1.75	1.79	(0.77)	15.54	12.22	111,621	0.87		0.87		0.26		35
Year ended 12/31/15	16.24	0.03	(0.88)	(0.85)	(0.87)	14.52	(5.18)	152,486	0.88		0.88		0.18		29
Year ended 12/31/14	17.99	(0.01)	0.39	0.38	(2.13)	16.24	2.55	168,876	0.87		0.87		(0.07)		45
Class R6
Six months ended 06/30/19	12.50	0.04	2.38	2.42	–	14.92	19.36	290,673	0.81	(d)	0.81	(d)	0.61	(d)	13
Year ended 12/31/18	16.99	0.05	(2.49)	(2.44)	(2.05)	12.50	(14.75)	255,195	0.80		0.80		0.27		22
Year ended 12/31/17	15.61	0.02	2.19	2.21	(0.83)	16.99	14.19	305,344	0.85		0.85		0.09		21
Year ended 12/31/16	14.57	0.05	1.76	1.81	(0.77)	15.61	12.31	62,583	0.79		0.79		0.34		35
Year ended 12/31/15	16.28	0.05	(0.89)	(0.84)	(0.87)	14.57	(5.10)	92,803	0.79		0.79		0.27		29
Year ended 12/31/14	18.02	0.00	0.39	0.39	(2.13)	16.28	2.60	114,981	0.78		0.78		0.02		45

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $492,980, $24,842, $54,350, $73,893, $27,192 and $284,534 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Small Cap Equity Fund

Notes to Financial Statements

June 30, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s primary investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.     Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

12                         Invesco Small Cap Equity Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the

13                         Invesco Small Cap Equity Fund

borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

For the six months ended June 30, 2019, the effective advisory fees incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed

14                         Invesco Small Cap Equity Fund

below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2019, the Adviser waived advisory fees of $16,150.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2019, IDI advised the Fund that IDI retained $51,349 in front-end sales commissions from the sale of Class A shares and $7,690 and $642 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2019, the Fund incurred $4,971 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment

15                         Invesco Small Cap Equity Fund

netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2019

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$500
Total	$500

The table below summarizes the five day average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$178,040

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended June 30, 2019, the Fund engaged in securities purchases of $4,971,771.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,664.

NOTE 8–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be

16                         Invesco Small Cap Equity Fund

used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2018.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2019 was $117,144,059 and $200,897,071, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$235,980,692

Aggregate unrealized (depreciation) of investments	(67,203,729)

Net unrealized appreciation of investments	$168,776,963

Cost of investments for tax purposes is $804,643,501.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended June 30, 2019(a)		Year ended December 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Class A	2,197,962	$27,475,306	5,557,572	$85,340,829

Class C	186,470	1,776,858	611,219	7,362,784

Class R	440,544	5,132,413	756,120	10,849,653

Class Y	388,668	5,042,752	1,191,057	19,070,606

Class R5	101,648	1,438,443	401,337	6,935,534

Class R6	1,568,180	22,209,377	3,685,368	61,425,012

Issued as reinvestment of dividends:
Class A	–	–	5,781,473	65,850,960

Class C	–	–	838,976	7,282,312

Class R	–	–	802,968	8,479,342

Class Y	–	–	775,235	9,202,041

Class R5	–	–	294,240	3,763,328

Class R6	–	–	2,763,719	35,624,345

Conversion of Class B shares to Class A shares:(b)

Class A	–	–	69,676	1,134,325

Class B	–	–	(86,590)	(1,134,325)

Automatic conversion of Class C shares to Class A shares:
Class A	1,565,110	19,122,523	-	-

Class C	(2,055,381)	(19,122,523)	-	-

17                         Invesco Small Cap Equity Fund

	Summary of Share Activity

	Six months ended June 30, 2019(a)		Year ended December 31, 2018
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(4,059,783)	$(51,091,793)	(8,441,736)	$(126,835,440)

Class B(c)	–	–	(14,688)	(192,066)

Class C	(535,634)	(5,065,361)	(1,122,133)	(13,388,971)

Class R	(973,219)	(11,399,732)	(1,558,792)	(22,443,094)

Class Y	(1,528,698)	(19,984,580)	(10,179,194)	(167,541,251)

Class R5	(819,964)	(11,537,321)	(1,529,455)	(26,255,097)

Class R6	(2,507,498)	(35,690,341)	(4,006,568)	(67,330,287)

Net increase (decrease) in share activity	(6,031,595)	$(71,693,979)	(3,410,196)	$(102,799,460)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.
(c)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

18                         Invesco Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (01/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/19)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/19)	Expenses Paid During Period
Class A	$1,000.00	$1,191.10	$ 7.23	$1,018.20	$ 6.66	1.33%
Class C	1,000.00	1,186.50	11.28	1,014.48	10.39	2.08
Class R	1,000.00	1,189.50	8.58	1,016.96	7.90	1.58
Class Y	1,000.00	1,192.00	5.87	1,019.44	5.41	1.08
Class R5	1,000.00	1,193.50	4.79	1,020.43	4.41	0.88
Class R6	1,000.00	1,193.60	4.41	1,020.78	4.06	0.81

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2019 through June 30, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Small-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s high quality bias and security selection in certain sectors detracted from Fund performance. The Trustees also reviewed more recent Fund performance

20                         Invesco Small Cap Equity Fund

and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2018.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the

Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21                         Invesco Small Cap Equity Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	Invesco Distributors, Inc.	SCE-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments become effective and supersede the no-action letter on October 3, 2019, 90 days after publication in the Federal Register. In connection with prior independence determinations, PwC communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PwC is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PwC concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments.

During the reporting period, PwC advised the Audit Committee of the following matter for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Director held a financial interest in an investment company within the Invesco Fund Complex that was inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investment, the individual was not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services provided by the individual was not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates and the investments was not material to the net worth of the individual or his respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 13, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 6, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 6, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 6, 2019